FundX Investment Trust
101 Montgomery Street, Suite 2400
San Francisco, California 94104-3008

November 26, 2019

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	FundX Investment Trust (the “Trust”) SEC File Numbers: 333-194652; 811-22951

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 21 to the Trust’s Registration Statement for the purpose of updating the sustainability rating methodology for the FundX Sustainable Impact Fund.
Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective on January 30, 2020. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to update any missing financial and performance information and file updated exhibits to the Registration Statement.
If you have any additional questions, concerning the foregoing, please contact Scott Resnick at (626) 914-7372.

Sincerely,

/s/ Jeff Smith

Jeff Smith
President, FundX Investment Trust

cc:    Steven G. Cravath, Cravath & Associates, LLC